Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Information
Supplemental Cash Flow Information

14.Supplemental Cash Flow Information

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Changes in non-cash working capital:
Trade and other receivables and prepaid assets	(9,324)	76
Trade and other payables	1,584	781
Net (decrease) increase in cash	(7,740)	857

Significant non-cash transactions:
Equity issued for royalty portfolio acquisition	—	81,860
Settlement of convertible note in shares	—	7,629
Settlement of interest payments in shares (note 8)	155	487